Information about Component of Consolidated Statements of Comprehensive Income	12 Months Ended
Jun. 30, 2025
Information about Component of Consolidated Statements of Comprehensive Income [Abstract]
INFORMATION ABOUT COMPONENT OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
8.	INFORMATION ABOUT COMPONENT OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

8.1 Revenue from contracts with customers

	06/30/2025	06/30/2024	06/30/2023
Sale of goods and services	317,924,355	444,149,141	385,976,753
Royalties	1,414,864	986,602	1,247,567
Rendering of services with related parties	841,205	952,742	739,651
Right of use licenses	13,430,824	20,287,845	32,903,458
	333,611,248	466,376,330	420,867,429

Transactions of sales of goods and services with joint ventures and with shareholders and other related parties are reported in Note 17.

8.2 Cost of sales

Item	06/30/2025	06/30/2024	06/30/2023
Inventories as of the beginning of the year	110,913,884	112,000,786	78,775,003
Loss of control	(82,999,205)	-	-
Additions related to Business combination	2,235,482	4,020,771	11,182,602
Purchases of the year	149,950,181	249,648,267	233,465,488
Production costs (note 8.4)	25,177,920	25,819,152	23,234,862
Foreign currency translation	382,092	(1,206,764)	806,903
Subtotal	205,660,354	390,282,212	347,464,858
Inventories as of the end of the year	(2,235,482)	(110,913,884)	(112,000,786)
Cost of sales	203,424,872	279,368,328	235,464,072

8.3 R&D classified by nature

	Research and development expenses
Item	06/30/2025	06/30/2024	06/30/2023
Amortization of intangible assets	5,079,839	5,923,389	4,804,768
Analysis and storage	-	5,302	52,660
Commissions and royalties	14,179	-	16,257
Import and export expenses	-	-	855
Depreciation of leased assets	54,505	-	68,321
Depreciation of property, plant and equipment	767,731	618,627	637,734
Freight and haulage	2,025	30,450	17,707
Employee benefits and social securities	4,032,386	4,727,340	4,781,678
Insurance	49,343	48,872	78,673
Energy and fuel	5,576	8,101	111,481
Maintenance	236,867	283,895	475,868
Supplies and materials	2,731,604	2,361,380	3,078,403
Licenses & Patents	516,591	67,188	181,264
Mobility and travel	141,481	205,741	245,875
Publicity and advertising	-	23,383	-
Systems expenses	40,286	29,026	31,410
Vehicles expenses	16,858	30,883	8,252
Share-based incentives	217,494	510,162	136,754
Surveillance expenses	-	-	11,145
Professional fees and outsourced services	878,973	1,325,361	550,585
Professional fees related parties	90,533	256,877	542,551
Office supplies	261,263	696,760	111,618
Miscellaneous	976	269,750	128
Total	15,138,510	17,422,487	15,943,987

	06/30/2025	06/30/2024	06/30/2023
R&D capitalized (Note 8.3)	8,614,448	11,856,331	10,753,047
R&D profit and loss	15,138,510	17,422,487	15,943,987
Total	23,752,958	29,278,818	26,697,034

8.4 Expenses classified by nature and function

Item	Production and services costs	Selling, general and administrative expenses	Total 06/30/2025
Amortization of intangible assets	351,240	5,769,969	6,121,209
Analysis and storage	-	14,744	14,744
Commissions and royalties	835,082	1,989,880	2,824,962
Import and export expenses	-	826,942	826,942
Depreciation of property, plant and equipment	2,861,812	2,386,157	5,247,969
Impairment of receivables	-	7,123,716	7,123,716
Freight and haulage	1,003,986	11,367,271	12,371,257
Employee benefits and social securities	9,899,884	44,971,665	54,871,549
Taxes	260,091	12,411,799	12,671,890
Maintenance	2,414,461	2,216,680	4,631,141
Energy and fuel	658,621	106,846	765,467
Supplies and materials	586,696	2,678,691	3,265,387
Mobility and travel	339,447	4,472,895	4,812,342
Allowance for obsolescence	1,547,723	-	1,547,723
Publicity and advertising	-	4,556,518	4,556,518
Systems expenses	39,583	3,008,347	3,047,930
Share-based incentives for employees	315,965	3,853,229	4,169,194
Surveillance expenses	-	583,115	583,115
Professional fees and outsourced services	201,601	9,939,339	10,140,940
Professional fees related parties	-	16,353	16,353
Office supplies	93,967	1,373,911	1,467,878
Insurance	181,595	2,850,968	3,032,563
Depreciation of leased assets	2,477,334	2,504,864	4,982,198
Contingencies	84,567	252,352	336,919
Environmental Impact Treatment	998,303	67,510	1,065,813
Licenses & Patents	75	193,773	193,848
Miscellaneous	25,887	370,706	396,593
Total	25,177,920	125,908,240	151,086,160
Item	Production and services costs	Selling, general and administrative expenses	Total 06/30/2024
Amortization of intangible assets	239,545	5,950,289	6,189,834
Analysis and storage	598	160,133	160,731
Commissions and royalties	217,000	1,745,169	1,962,169
Import and export expenses	147,392	734,026	881,418
Depreciation of property, plant and equipment	3,018,014	2,163,357	5,181,371
Impairment of receivables	-	753,428	753,428
Freight and haulage	927,910	11,831,209	12,759,119
Employee benefits and social securities	11,162,207	38,799,972	49,962,179
Taxes	285,791	14,442,557	14,728,348
Maintenance	2,074,352	1,666,524	3,740,876
Energy and fuel	997,066	514,422	1,511,488
Supplies and materials	1,031,386	3,520,386	4,551,772
Mobility and travel	202,810	5,317,138	5,519,948
Allowance for obsolescence	581,804	4,711	586,515
Publicity and advertising	233	5,065,506	5,065,739
Systems expenses	35,526	3,857,779	3,893,305
Share-based incentives for employees	1,111,919	12,577,399	13,689,318
Surveillance expenses	368	468,090	468,458
Professional fees and outsourced services	189,090	9,131,891	9,320,981
Professional fees related parties	-	243,827	243,827
Office supplies	242,790	1,743,957	1,986,747
Insurance	199,109	2,133,572	2,332,681
Depreciation of leased assets	1,312,849	2,106,107	3,418,956
Contingencies	66,682	586,892	653,574
Environmental Impact Treatment	1,770,857	14,208	1,785,065
Miscellaneous	3,854	808,273	812,127
Total	25,819,152	126,340,822	152,159,974
Item	Production and services costs	Selling, general and administrative expenses	Total 06/30/2023
Amortization of intangible assets	173,032	6,026,784	6,199,816
Analysis and storage	4,496	700,671	705,167
Commissions and royalties	127,771	1,396,750	1,524,521
Import and export expenses	150,402	794,561	944,963
Depreciation of property, plant and equipment	2,161,236	2,139,957	4,301,193
Impairment of receivables	-	1,327,385	1,327,385
Freight and haulage	2,427,296	9,646,138	12,073,434
Employee benefits and social securities	10,033,252	39,593,472	49,626,724
Taxes	255,227	12,001,149	12,256,376
Maintenance	1,157,887	956,916	2,114,803
Energy and fuel	967,412	397,305	1,364,717
Supplies and materials	1,075,909	1,048,056	2,123,965
Mobility and travel	128,072	5,431,323	5,559,395
Allowance for obsolescence	1,012,788	53,989	1,066,777
Publicity and advertising	2,528	5,775,012	5,777,540
Systems expenses	11,556	3,158,735	3,170,291
Share-based incentives for employees	-	3,393,348	3,393,348
Surveillance expenses	105,988	392,631	498,619
Professional fees and outsourced services	100,308	13,807,495	13,907,803
Professional fees related parties	-	196,101	196,101
Office supplies	229,500	976,350	1,205,850
Insurance	230,388	3,137,598	3,367,986
Licenses & Patents	-	37,015	37,015
Depreciation of leased assets	468,524	3,029,049	3,497,573
Contingencies	-	239,292	239,292
Environmental Impact Treatment	2,369,838	-	2,369,838
Miscellaneous	41,452	874,192	915,644
Total	23,234,862	116,531,274	139,766,136

8.5 Finance results

	06/30/2025	06/30/2024	06/30/2023
Financial cost
Interest expenses	(38,077,952)	(35,783,901)	(30,569,478)
Financial commissions	(3,731,493)	(1,850,252)	(3,007,154)
	(41,809,445)	(37,634,153)	(33,576,632)
Other financial results
Exchange differences generated by assets	2,183,367	(7,519,875)	(19,758,444)
Exchange differences generated by liabilities	(14,647,580)	(20,499,620)	(3,886,408)
Changes in fair value of financial assets or liabilities and other financial results	(15,603,088)	(10,455,775)	(341,341)
Prepayment premium fee	(4,870,021)	-	-
Net gain of inflation effect on monetary items	7,949,231	28,730,804	10,311,437
Interest accrued with related parties	944,186	135,485	-
	(24,043,905)	(9,608,981)	(13,674,756)

Total net financial cost	(65,853,350)	(47,243,134)	(47,251,388)

8.6 Other income or expenses, net

	06/30/2025	06/30/2024	06/30/2023

Loss from subsidiary’s guarantee recognition (Note 7.12)	(61,681,998)	-	-
Gain on bargain purchase	1,473,482	1,032,327	-
Remeasurement to fair value of pre-existing interest in an acquiree	(1,666,680)	-	-
Net result from commercialization of agricultural products	(1,890,110)	(3,560,703)	174,122
Result of intangible assets (i)	7,649,848	-	-
Others	(473,758)	1,825,111	881,177
	(56,589,216)	(703,265)	1,055,299

(i) On March 28, 2025, BIOX, a former subsidiary, agreed to transfer all rights, licenses, and materials containing or pertaining to the Soy ANF trait and pay $750,000 to a Arcadia Biosciences Inc in exchange for (i) RG and OX Wheat Patents and RS exclusive rights; (ii) the cancellation of all Royalty Payments, which included 25% of the Net Wheat Technology Licensing Revenues and 6% of the Net HB4 Soybean Revenues up to $10 million; and (iii) the release from any Performance Benchmark Obligations related to the RG, OX, and RS Varieties which amounted to $8.1 million. This transaction resulted in the accounting of a gain from the exchange of intangible assets amounting to $7.5 million.